Notes Payable (Details) - USD ($)		3 Months Ended
	Oct. 27, 2020	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Promissory notes	$ 60,000
Annual interest rate			5.00%
Interest expenses		$ 1,000
Interest expense, other		$ 3,000